INCOME TAX MATTERS (Details 2) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEJO [Member]
IfrsStatementLineItems [Line Items]
Total	€ 22,865	€ 24,172	€ 13,579	€ 9,355
Previous
2019
2020
2021			9,355	9,355
2022			4,224
Codere Online, S.A.U. Spain [Member]
IfrsStatementLineItems [Line Items]
Total		1,923	2,639	2,639
Previous			2,639	1,854
2019				785
2020
2021
2022
LIFO AenP (Mexico) [Member]
IfrsStatementLineItems [Line Items]
Total	34,072	31,409	25,349	343
Previous
2020
2021			343	343
2022			25,006
Codere Online Colombia [Member]
IfrsStatementLineItems [Line Items]
Total	6,368	7,923
Codere Online US Corp [Member]
IfrsStatementLineItems [Line Items]
Total	6,752	6,752
Codere Online Luxembourg [Member]
IfrsStatementLineItems [Line Items]
Total	€ 242,564	€ 243,063
Codere Online Management Services LTD (Malta) [Member]
IfrsStatementLineItems [Line Items]
Total			36,970	24,614
Previous			5,971
2019				5,971
2020			9,592	9,592
2021			9,051	9,051
2022			12,356
Codere Online Luxembourg, S.A [Member]
IfrsStatementLineItems [Line Items]
Total
Previous
2019
2020
2021
2022